Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,277.0	$ 818.3	$ 1,450.3	$ 533.9	$ 7.2	$ 5,086.7
Canada
Total	4.9	1.2			1.9	8.0
Canada National
Total	0.2					0.2
Canada National, Canada Revenue Agency
Total	0.2					0.2
Canada Manitoba
Total	1.4					1.4
Canada Manitoba, Manitoba Finance
Total	1.4					1.4
Canada Newfoundland
Total	1.0	1.2			0.4	2.6
Canada Newfoundland, Newfoundland Exchequer
Total	1.0	1.2				2.2
Canada Newfoundland, Nunatsivut Government
Total					0.2	0.2
Canada Newfoundland, Innu Nation
Total					0.2	0.2
Canada Ontario
Total	2.3				1.5	3.8
Canada Ontario, Treasurer of Ontario
Total	2.3					2.3
Canada Ontario, Atikameksheng Anishnawbek First Nation
Total					0.7	0.7
Canada Ontario, City of Greater Sudbury
Total					0.2	0.2
Canada Ontario, Sagamok Anishnawbek First Nation
Total					0.5	0.5
Canada Ontario, Wahnapitae First Nation
Total					0.1	0.1
United States
Total	1.3					1.3
United States U.S. Federal Government
Total	1.3					1.3
Brazil
Total	2,120.9	807.5	1,219.9	533.9	1.7	4,683.9
Brazil National
Total	2,120.9	807.5	738.3	533.9		4,200.6
Brazil National, Ministry of Finance
Total	2,120.9		0.5			2,121.4
Brazil National, National Land Transport Agency
Total			712.4	$ 533.9		1,246.3
Brazil National, National Mining Agency
Total		807.5	0.2			807.7
Brazil National, Rio de Janeiro Dock Company (Companhia Docas do Rio de Janeiro)
Total			22.6			22.6
Brazil National, Ministry of Transport
Total			2.6			2.6
Brazil Pará
Total			258.7		1.2	259.9
Brazil Pará, State Department of Finance of Pará
Total			257.4		0.1	257.5
Brazil Pará, Court of Justice of the State of Pará
Total					0.1	0.1
Brazil Pará, Other
Total			1.3		1.0	2.3
Brazil Minas Gerais
Total			219.9		0.5	220.4
Brazil Minas Gerais, State Department of Finance of Minas Gerais
Total			219.9			219.9
Brazil Minas Gerais, Public Prosecutor's Office of Minas Gerais
Total					0.5	0.5
Brazil Maranhão
Total			3.0			3.0
Brazil Maranhão, Maranhão Port Administration Company (EMAP)
Total			3.0			3.0
Chile
Total	0.9					0.9
Chile National
Total	0.9					0.9
Chile Federal, General Treasury of the Republic
Total	0.9					0.9
Peru
Total	1.0					1.0
Peru National
Total	1.0					1.0
Peru National, Government of Peru
Total	1.0					1.0
China, Mainland
Total	8.6		149.3			157.9
China, Mainland National
Total	8.6		149.3			157.9
China, Mainland National, Majority-owed ports
Total			149.3			149.3
China, Mainland National, Waigaoqiao Tax Bureau
Total	8.0					8.0
China, Mainland National, Jing An Tax Bureau
Total	0.5					0.5
China, Mainland National, Chaoyang Tax Bureau
Total	0.1					0.1
Indonesia
Total	43.9	9.6			3.6	57.1
Indonesia National
Total	43.9	9.6				53.5
Indonesia National, Directorate General of Tax
Total	38.0					38.0
Indonesia National, Ministry of Energy Mine Resource
Total		$ 9.6				9.6
Indonesia National, Government of Indonesia
Total	5.9					5.9
Indonesia South Sulawesi
Total					3.6	3.6
Indonesia South Sulawesi, Soroako Technical Academy
Total					2.5	2.5
Indonesia South Sulawesi, Community Development Committee
Total					0.8	0.8
Indonesia South Sulawesi, Yayasan Pendididkan Sorowako
Total					$ 0.3	0.3
Japan
Total	5.4					5.4
Japan National
Total	4.0					4.0
Japan National, National Tax Agency
Total	3.1					3.1
Japan National, Shiba Tax Office
Total	0.9					0.9
Japan Mie
Total	1.0					1.0
Japan Mie, Mie Prefecture
Total	0.8					0.8
Japan Mie, Matsusaka City
Total	0.2					0.2
Tokyo
Total	0.4					0.4
Minato Tax Office Tokyo
Total	0.4					0.4
Malaysia
Total	26.0		1.5			27.5
Malaysia National
Total	26.0		0.8			26.8
Malaysia National, Inland Revenue Board of Malaysia
Total	25.3					25.3
Malaysia National, Royal Malaysian Customs Department
Total	0.7					0.7
Singapore
Total	4.5					4.5
Singapore National
Total	4.5					4.5
Singapore National, Inland Revenue Authority of Singapore
Total	4.5					4.5
Oman
Total	16.6		79.6			96.2
Oman National
Total	16.6		79.6			96.2
Oman National, Oman Charter Company SAOC
Total			79.6			79.6
Oman National, Ministry of Finance
Total	14.6					14.6
Oman National, Directorate General of Customs
Total	2.0					2.0
Switzerland
Total	40.0					40.0
Switzerland National
Total	2.7					2.7
Switzerland National, Federal Tax Administration
Total	1.8					1.8
Switzerland National, Department of Finance Tax Administration
Total	0.9					0.9
Switzerland Vaud
Total	37.3					37.3
Switzerland Vaud, Cantonal Tax Administration
Total	37.2					37.2
Switzerland Vaud, Department of Finance Tax Administration
Total	0.1					0.1
United Kingdom
Total	3.0					3.0
United Kingdom National
Total	3.0					3.0
United Kingdom National, HM Revenue and Customs
Total	$ 3.0					3.0
Malaysia National, Department of Director General of Lands and Mines
Total			0.8			0.8
Malaysia Perak
Total			0.7			0.7
Malaysia Perak, Manjung Municipal Council
Total			$ 0.7			$ 0.7